Future Minimum Rental Payments and Operating Lease Payments under Non Cancelable Operating Leases (Detail) $ in Thousands	Jun. 30, 2015 USD ($)
Operating Leased Assets [Line Items]
2016	$ 42,446
2017	36,029
2018	30,444
2019	23,952
2020	14,421
2021 and thereafter	3,635
Total minimum payments	150,927
Facility Leases
Operating Leased Assets [Line Items]
2016	14,422
2017	11,024
2018	8,634
2019	6,426
2020	3,103
2021 and thereafter	3,402
Total minimum payments	47,011
Vehicle Leases
Operating Leased Assets [Line Items]
2016	28,024
2017	25,005
2018	21,810
2019	17,526
2020	11,318
2021 and thereafter	233
Total minimum payments	$ 103,916